Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million
	2018	2017
	Total	Total
Property, plant and equipment held for sale	4	30

Disposal groups held for sale(a)(b)
Non-current assets
Goodwill and intangibles	82	2,311
Property, plant and equipment	19	552
Deferred tax assets	—	145
Other non-current assets	—	1

	101	3,009

Current assets
Inventories	8	130
Trade and other receivables	2	18
Current tax assets	—	13
Cash and cash equivalents	—	19
Other	4	5

	14	185

Assets held for sale	119	3,224

Current liabilities
Trade payables and other current liabilities	5	106
Current tax liabilities	—	11
Provisions	—	1

	5	118

Non-current liabilities
Pensions and post-retirement healthcare liabilities	2	9
Provisions	—	1
Financial liabilities	1	—
Deferred tax liabilities	3	42

	6	52

Liabilities held for sale	11	170

(a)	In 2018, disposal groups held for sale consists of assets mainly relating to Alsa baking and dessert business.
(b)	In 2017, disposal groups held for sale were primarily related to the Spreads business which was disposed during the year.